SHARE-BASED COMPENSATION (Details) - 2010 Plan						12 Months Ended
	Dec. 26, 2015 shares	Aug. 28, 2015 shares	Aug. 26, 2014 $ / shares shares	Apr. 01, 2013 $ / shares shares	Apr. 01, 2010 shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2014 $ / shares shares	Dec. 31, 2013 $ / shares shares	Aug. 25, 2014 shares	Dec. 21, 2010 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment award, maximum number of incentive award available (in shares)			6,698,470		2,627,730				4,300,730	4,300,730
Granted (in shares)						0	1,300,000	300,000
Option exercised price, granted (in dollars per share) | $ / shares							$ 7.00	$ 3.11
Option term					5 years		5 years	5 years
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period					3 years
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period					5 years
Share Option | August 31, 2010 awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual term extension		1 year
Number of awards modified		1,588,648
Modification incremental cost | ¥						¥ 76,552
Share Option | December 31, 2010 awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual term extension	1 year
Number of awards modified	1,673,000
Modification incremental cost | ¥						¥ 831,958
Share Option | April 01, 2013 awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)				300,000
Option exercised price, granted (in dollars per share) | $ / shares				$ 3.11
Share Option | August 26, 2014 awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)			1,300,000
Option exercised price, granted (in dollars per share) | $ / shares			$ 7.00
Vesting period			4 years
Restricted shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares granted to employees			450,000			0	450,000
Restricted shares vested immediately (in percent)			25.00%
Vesting period			3 years